Financial Instruments (Cash Flow Hedges Outstanding ) (Details) (Cash Flow Hedges [Member], USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Notional Amount, Foreign currency contracts	163.0	145.7
Notional Amount, Commodity contracts	22.4	24.2
Foreign Currency Contracts [Member] | Beginning of Range [Member]
Maturity Date	Jul. 01, 2011	Jul. 01, 2010
Commodity Contracts [Member] | Beginning of Range [Member]
Maturity Date	Jul. 01, 2011	Jul. 01, 2010
Foreign Currency Contracts [Member] | End of Range [Member]
Maturity Date	Jun. 01, 2012	Jun. 01, 2011
Commodity Contracts [Member] | End of Range [Member]
Maturity Date	Mar. 01, 2014	Jun. 01, 2013